Long-Term Investment (Details) ¥ in Millions			12 Months Ended
	Jul. 27, 2021 USD ($)	Jul. 27, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Long-Term Investment [Line Items]
Voting rights	40.00%	40.00%
Long-term investments (in Dollars)			$ (478,403)	$ (29,203)	$ 143,849
Hongrun - 9 Shareholders [Member]
Long-Term Investment [Line Items]
Equity interest	29.17%	29.17%
Hongrun - 7 Shareholders [Member]
Long-Term Investment [Line Items]
Equity interest	51.87%	51.87%
Hongrun [Member]
Long-Term Investment [Line Items]
Contributed	$ 4,600,000	¥ 30
Equity interest	18.96%	18.96%
Long-term investments (in Dollars)			$ 452,930